Average Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Average Annual Return:
1 Year	(2.43%)
5 Years	2.40%
10 Years	3.32%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.96%)
5 Years	1.48%
10 Years	2.48%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.48%)
5 Years	1.54%
10 Years	2.43%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Average Annual Return:
1 Year	(2.27%)
5 Years	2.47%
10 Years	3.43%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Average Annual Return:
1 Year	1.75%
5 Years	2.83%
10 Years	3.19%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Average Annual Return:
1 Year	(4.61%)
5 Years	0.95%
10 Years	3.03%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.09%)
5 Years	0.19%
10 Years	2.34%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.85%)
5 Years	0.44%
10 Years	2.32%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Average Annual Return:
1 Year	(4.59%)
5 Years	1.01%
10 Years	3.13%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Average Annual Return:
1 Year	(0.57%)
5 Years	1.40%
10 Years	2.90%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Average Annual Return:
1 Year	(7.51%)
5 Years	(0.27%)
10 Years	2.80%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(8.09%)
5 Years	(0.89%)
10 Years	2.07%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.59%)
5 Years	(0.48%)
10 Years	2.14%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Average Annual Return:
1 Year	(7.63%)
5 Years	(0.23%)
10 Years	2.91%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Average Annual Return:
1 Year	(3.61%)
5 Years	0.17%
10 Years	2.68%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Average Annual Return:
1 Year	(9.69%)
5 Years	(1.01%)
10 Years	2.69%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.22%)
5 Years	(1.70%)
10 Years	2.12%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.93%)
5 Years	(1.10%)
10 Years	2.14%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Average Annual Return:
1 Year	(9.97%)
5 Years	(1.02%)
10 Years	2.80%
Inception Date of Share Class	Mar. 01, 1997
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Average Annual Return:
1 Year	(5.92%)
5 Years	(0.59%)
10 Years	2.56%
Inception Date of Share Class	Jul. 01, 1998
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Average Annual Return:
1 Year	(1.79%)
5 Years	3.22%
10 Years	3.54%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.58%)
5 Years	2.19%
10 Years	2.55%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.10%)
5 Years	2.16%
10 Years	2.51%
Inception Date of Share Class	Mar. 01, 1994
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Average Annual Return:
1 Year	(1.47%)
5 Years	3.34%
10 Years	3.65%
Inception Date of Share Class	Aug. 01, 1998
(Dow Jones Target Date Funds – Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Average Annual Return:
1 Year	2.50%
5 Years	3.69%
10 Years	3.42%
Inception Date of Share Class	Dec. 01, 1998
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Average Annual Return:
1 Year	3.70%
5 Years	3.86%
10 Years	4.22%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.10%
5 Years	2.86%
10 Years	3.29%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.52%
5 Years	2.76%
10 Years	3.16%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Average Annual Return:
1 Year	2.67%
Performance Since 6/29/2007	2.60%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.93%
Performance Since 6/29/2007	1.63%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.00%
Performance Since 6/29/2007	1.69%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Average Annual Return:
1 Year	1.34%
5 Years	2.41%
10 Years	3.93%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.78%
5 Years	1.58%
10 Years	3.17%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.04%
5 Years	1.65%
10 Years	3.07%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Average Annual Return:
1 Year	(0.13%)
Performance Since 6/29/2007	0.56%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.08%)
Performance Since 6/29/2007	(0.07%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.39%
Performance Since 6/29/2007	0.20%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Average Annual Return:
1 Year	(1.72%)
5 Years	1.16%
10 Years	3.69%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.36%)
5 Years	0.49%
10 Years	2.90%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.79%)
5 Years	0.72%
10 Years	2.89%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Average Annual Return:
1 Year	(3.14%)
Performance Since 6/29/2007	(1.03%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.72%)
Performance Since 6/29/2007	(1.43%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.69%)
Performance Since 6/29/2007	(1.01%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.03%)
5 Years	0.40%
10 Years	3.58%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.63%)
5 Years	(0.34%)
10 Years	2.95%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.23%)
5 Years	0.08%
10 Years	2.89%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.43%)
Performance Since 6/29/2007	(1.31%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.76%)
Performance Since 6/29/2007	(1.66%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.68%)
Performance Since 6/29/2007	(1.22%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Average Annual Return:
1 Year	(4.47%)
Performance Since 6/29/2007	(1.39%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.25%)
Performance Since 6/29/2007	(1.94%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.37%)
Performance Since 6/29/2007	(1.36%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Average Annual Return:
1 Year	4.42%
5 Years	4.69%
10 Years	4.43%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.53%
5 Years	3.58%
10 Years	3.36%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.94%
5 Years	3.39%
10 Years	3.24%
Inception Date of Share Class	Nov. 08, 1999
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Average Annual Return:
1 Year	3.65%
5 Years	3.79%
10 Years	4.17%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.07%
5 Years	2.79%
10 Years	3.25%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.49%
5 Years	2.70%
10 Years	3.13%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Average Annual Return:
1 Year	2.60%
Performance Since 6/29/2007	2.57%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.88%
Performance Since 6/29/2007	1.61%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.95%
Performance Since 6/29/2007	1.68%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Average Annual Return:
1 Year	1.21%
5 Years	2.36%
10 Years	3.90%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.67%
5 Years	1.54%
10 Years	3.15%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.95%
5 Years	1.62%
10 Years	3.05%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Average Annual Return:
1 Year	(0.20%)
Performance Since 6/29/2007	0.52%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.12%)
Performance Since 6/29/2007	(0.11%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.35%
Performance Since 6/29/2007	0.17%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Average Annual Return:
1 Year	(1.77%)
5 Years	1.11%
10 Years	3.66%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.41%)
5 Years	0.43%
10 Years	2.86%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.83%)
5 Years	0.67%
10 Years	2.86%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Average Annual Return:
1 Year	(3.18%)
Performance Since 6/29/2007	(1.06%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.75%)
Performance Since 6/29/2007	(1.44%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.72%)
Performance Since 6/29/2007	(1.03%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Average Annual Return:
1 Year	(4.08%)
5 Years	0.34%
10 Years	3.54%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.67%)
5 Years	(0.39%)
10 Years	2.91%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.26%)
5 Years	0.03%
10 Years	2.86%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Average Annual Return:
1 Year	(4.57%)
Performance Since 6/29/2007	(1.41%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.89%)
Performance Since 6/29/2007	(1.74%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.78%)
Performance Since 6/29/2007	(1.30%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Average Annual Return:
1 Year	(4.51%)
Performance Since 6/29/2007	(1.46%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.28%)
Performance Since 6/29/2007	(1.98%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.40%)
Performance Since 6/29/2007	(1.41%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Average Annual Return:
1 Year	4.36%
5 Years	4.64%
10 Years	4.41%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.49%
5 Years	3.54%
10 Years	3.34%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.90%
5 Years	3.35%
10 Years	3.22%
Inception Date of Share Class	Jan. 31, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.49%
5 Years	4.68%
10 Years	6.37%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Average Annual Return:
1 Year	4.06%
5 Years	4.14%
10 Years	4.41%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.35%
5 Years	3.04%
10 Years	3.42%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.78%
5 Years	2.94%
10 Years	3.29%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.42%
Performance Since 6/29/2007	3.39%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Average Annual Return:
1 Year	3.05%
Performance Since 6/29/2007	2.86%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.20%
Performance Since 6/29/2007	1.72%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.27%
Performance Since 6/29/2007	1.82%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.01%
5 Years	3.10%
10 Years	6.39%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Average Annual Return:
1 Year	1.63%
5 Years	2.69%
10 Years	4.14%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.97%
5 Years	1.77%
10 Years	3.32%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.25%
5 Years	1.85%
10 Years	3.22%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.49%
Performance Since 6/29/2007	1.19%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Average Annual Return:
1 Year	0.23%
Performance Since 6/29/2007	0.80%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.83%)
Performance Since 6/29/2007	0.08%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.65%
Performance Since 6/29/2007	0.36%
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.20%)
5 Years	1.75%
10 Years	6.37%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Average Annual Return:
1 Year	(1.37%)
5 Years	1.44%
10 Years	3.89%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.12%)
5 Years	0.69%
10 Years	3.04%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.54%)
5 Years	0.92%
10 Years	3.04%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.62%)
Performance Since 6/29/2007	(0.50%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Average Annual Return:
1 Year	(2.76%)
Performance Since 6/29/2007	(0.69%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.42%)
Performance Since 6/29/2007	(1.20%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.41%)
Performance Since 6/29/2007	(0.76%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.59%)
5 Years	0.93%
10 Years	6.22%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Average Annual Return:
1 Year	(3.75%)
5 Years	0.67%
10 Years	3.78%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.44%)
5 Years	(0.12%)
10 Years	3.11%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.01%)
5 Years	0.29%
10 Years	3.05%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(3.99%)
Performance Since 6/29/2007	(0.94%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Average Annual Return:
1 Year	(4.06%)
Performance Since 6/29/2007	(1.06%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.46%)
Performance Since 6/29/2007	(1.49%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.41%)
Performance Since 6/29/2007	(1.04%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.00%)
Performance Since 6/29/2007	(0.95%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
Performance Since 6/29/2007	7.01%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
Performance Since 6/29/2007	(1.53%)
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Average Annual Return:
1 Year	(4.07%)
Performance Since 6/29/2007	(1.10%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.94%)
Performance Since 6/29/2007	(1.72%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.09%)
Performance Since 6/29/2007	(1.14%)
Inception Date of Share Class	Jun. 29, 2007
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	5.50%
10 Years	6.37%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Average Annual Return:
1 Year	4.86%
5 Years	5.01%
10 Years	4.64%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.85%
5 Years	3.80%
10 Years	3.50%
Inception Date of Share Class	Jun. 30, 2004
(Dow Jones Target Date Funds – Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.22%
5 Years	3.60%
10 Years	3.39%
Inception Date of Share Class	Jun. 30, 2004